Long-Term Debt- Schedule of Debt Conversions (Detail) - Convertible Notes [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Debt Instrument [Line Items]
BCF | $	$ 9,719
October 29, 2020 [Member]
Debt Instrument [Line Items]
Effective Conversion Price	$ 1.33
Fair Value of Series B Preferred Stock	$ 2.32
Number of Shares upon Conversion | shares	1,125,281
BCF | $	$ 1,113
November 12, 2020 [Member]
Debt Instrument [Line Items]
Effective Conversion Price	$ 1.33
Fair Value of Series B Preferred Stock	$ 2.32
Number of Shares upon Conversion | shares	4,456,114
BCF | $	$ 4,407
November 19, 2020 [Member]
Debt Instrument [Line Items]
Effective Conversion Price	$ 1.33
Fair Value of Series B Preferred Stock	$ 2.32
Number of Shares upon Conversion | shares	871,378
BCF | $	$ 862
November 19, 2020 [Member]
Debt Instrument [Line Items]
Effective Conversion Price	$ 1.33
Fair Value of Series B Preferred Stock	$ 2.32
Number of Shares upon Conversion | shares	2,504,466
BCF | $	$ 2,476
December 01, 2020 [Member]
Debt Instrument [Line Items]
Effective Conversion Price	$ 1.33
Fair Value of Series B Preferred Stock	$ 2.32
Number of Shares upon Conversion | shares	120,030
BCF | $	$ 119
December 11, 2020 [Member]
Debt Instrument [Line Items]
Effective Conversion Price	$ 1.33
Fair Value of Series B Preferred Stock	$ 2.32
Number of Shares upon Conversion | shares	750,188
BCF | $	$ 742